OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Acquisitions) (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 31, 2017	Apr. 18, 2017	Oct. 31, 2017
Ixia [Member]
Business Acquisition [Line Items]
Acquisition effective date			Apr. 18, 2017
Payments to acquire business, net of cash acquired		$ 1,622
Cash acquired from acquisition		$ 72
ScienLab [Member]
Business Acquisition [Line Items]
Acquisition effective date			Aug. 31, 2017
Payments to acquire business, net of cash acquired	$ 60
Cash acquired from acquisition	$ 2